Stock Warrants (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 06, 2013	Jul. 23, 2013
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.80		$ 1.10	$ 1.10
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)	57,805,937
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 6 months 4 days	2 years 6 months 29 days
Warrant Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.25	$ 1.30
Warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.25
Warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.50
Warrant [Member] | Exercise Price 0.50
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.50
Warrants Outstanding (in shares)	15,524,642
Warrant [Member] | Exercise Price 0.75
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.75
Warrants Outstanding (in shares)	11,065,144
Warrant [Member] | Exercise Price 0.80
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 0.80
Warrants Outstanding (in shares)	1,415,000
Warrant [Member] | Exercise Price 1.10
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 1.10
Warrants Outstanding (in shares)	18,886,850
Warrant [Member] | Exercise Price 1.12
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 1.12
Warrants Outstanding (in shares)	263,750
Warrant [Member] | Exercise Price 2.00
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.00
Warrants Outstanding (in shares)	9,255,842
Warrant [Member] | Exercise Price 2.20
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.20
Warrants Outstanding (in shares)	98,320
Warrant [Member] | Exercise Price 2.25
Class of Warrant or Right [Line Items]
Warrant Outstanding Exercise Price (in dollars per share)	$ 2.25
Warrants Outstanding (in shares)	1,296,389